UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 01/31/2008

Date of reporting period: 02/01/2008 - 04/30/2008

Item 1 - Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.9%         Jefferson County, Alabama, Limited Obligation School Warrants, Series
                       A, 5.50%, 1/01/22                                                                    $ 2,750   $   2,550,570
                       Jefferson County, Alabama, Limited Obligation School Warrants, Series
                       A, 4.75%, 1/01/25                                                                      2,200       1,851,014
                       University of Alabama, General Revenue Bonds, Series A, 5%, 7/01/34 (a)                1,400       1,422,932
                                                                                                                      -------------
                                                                                                                          5,824,516
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.8%         Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                       5%, 12/01/37                                                                           2,640       2,359,870
-----------------------------------------------------------------------------------------------------------------------------------
California - 32.2%     Alameda Corridor Transportation Authority, California, Capital Appreciation
                       Revenue Refunding Bonds, Subordinate Lien, Series A, 5.464%, 10/01/24 (b)(c)          10,000       8,279,700
                       Alameda Corridor Transportation Authority, California, Capital Appreciation
                       Revenue Refunding Bonds, Subordinate Lien, Series A, 5.495%, 10/01/25 (b)(c)           6,000       4,956,960
                       Anaheim, California, Public Financing Authority, Electric System Distribution
                       Facilities Revenue Bonds, Series A, 5%, 10/01/31 (d)                                     950         963,110
                       Anaheim, California, Public Financing Authority, Lease Revenue Bonds
                       (Public Improvements Project), Senior Series A, 6%, 9/01/24 (d)                        5,000       5,729,100
                       Antelope Valley, California, Community College District, GO (Election of 2004),
                       Series B, 5.25%, 8/01/39 (a)                                                             600         625,584
                       Arcadia, California, Unified School District, Capital Appreciation, GO
                       (Election of 2006), Series A, 4.96%, 8/01/39 (c)(d)                                    1,600         277,664
                       Cabrillo, California, Community College District, GO (Election of 2004),
                       Series B, 5.20%, 8/01/37 (a)(c)                                                        2,400         444,168
                       California State, GO, Refunding, 5.25%, 9/01/10 (e)                                    2,350       2,480,495
                       California State, GO, Refunding, 5.125%, 6/01/11 (e)                                   4,940       5,302,497
                       California State, GO, Refunding, 5.125%, 6/01/27                                          20          20,246
                       California State, GO, Refunding, 5.125%, 6/01/31                                          60          60,414
                       California State, GO, Refunding, 5.25%, 2/01/33 (f)                                    4,400       4,481,048
                       California State, GO, Refunding, 5%, 6/01/37 (g)                                       4,300       4,356,244
                       California State Public Works Board, Lease Revenue Bonds (Department of
                       Corrections), Series C, 5%, 6/01/25                                                    1,900       1,913,718
                       California State University, Systemwide Revenue Bonds, Series A,
                       5%, 11/01/35 (h)                                                                       2,600       2,603,406
                       California State, Various Purpose, GO, 5.50%, 11/01/33                                 8,490       8,757,859
                       Chino Valley, California, Unified School District, GO (Election of 2002),
                       Series C, 5.25%, 8/01/30 (a)                                                             850         876,809

Portfolio Abbreviations

To simplify the listings of BlackRock MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
PCR            Pollution Control Revenue Bonds
PUTTERS        Puttable Tax-Exempt Receipts
S/F            Single-Family
VRDN           Variable Rate Demand Notes

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                       East Side Union High School District, California, Santa Clara County, GO
                       (Election of 2002), Series D, 5%, 8/01/26 (g)                                        $ 1,600   $   1,603,744
                       Fresno, California, Unified School District, GO (Election of 2001),
                       Series E, 5%, 8/01/30 (d)                                                                900         925,668
                       Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                       Revenue Bonds, Series B, 5.50%, 6/01/13 (e)(g)                                         2,835       3,100,441
                       Los Angeles, California, Department of Water and Power, Waterworks Revenue
                       Bonds, Series C, 5%, 7/01/29 (a)                                                       5,300       5,418,137
                       Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                       Series B-1, 5%, 10/01/29 (h)                                                           2,965       3,025,486
                       Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                       Series B-1, 5%, 10/01/36 (h)                                                           1,655       1,680,024
                       Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                       (Norco Redevelopment Project - Area Number 1), 5.125%, 3/01/30 (a)                     5,000       5,061,550
                       Orange County, California, Sanitation District, COP, 5%, 2/01/33 (h)                   7,455       7,529,848
                       Orange County, California, Sanitation District, COP, Series B, 5%,
                       2/01/30 (d)                                                                            1,500       1,534,035
                       Orange County, California, Sanitation District, COP, Series B, 5%,
                       2/01/31 (d)                                                                              900         919,773
                       Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                       (Paguay Redevelopment Project), 5.125%, 6/15/33 (b)                                    1,750       1,752,748
                       Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding
                       Bonds (Rancho Redevelopment Project), Series A, 5%, 9/01/34 (a)                          400         400,564
                       Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (d)                   1,820       1,857,510
                       Sacramento, California, Unified School District, GO (Election of 2002),
                       5%, 7/01/30 (a)                                                                        3,850       3,938,165
                       Stockton, California, Public Financing Authority, Lease Revenue Bonds
                       (Parking & Capital Projects), 5.125%, 9/01/30 (h)                                      6,145       6,177,569
                       Tamalpais, California, Union High School District, GO (Election of 2001),
                       5%, 8/01/28 (d)                                                                        1,600       1,633,936
                       Ventura County, California, Community College District, GO (Election of 2002),
                       Series B, 5%, 8/01/30 (a)                                                              2,325       2,373,011
                                                                                                                      -------------
                                                                                                                        101,061,231
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.8%        Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                       Hospital Project), 5.75%, 12/01/10 (e)(f)                                              2,135       2,301,701
                       Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1,
                       7.40%, 11/01/27                                                                           15          15,276
                       Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                       7.50%, 4/01/31                                                                           465         482,977
                       Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                       Series A, 5.50%, 3/01/32 (i)                                                           1,200       1,269,480
                       Colorado Health Facilities Authority Revenue Bonds (Covenant
                       Retirement Communities Inc.), Series A, 5.50%, 12/01/27 (f)                            1,200       1,209,600
                       Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                       Communities Inc.), Series A, 5.50%, 12/01/33 (f)                                         675         671,294
                       Colorado Water Resources and Power Development Authority, Clean Water Revenue
                       Bonds, Series A, 6.25%, 9/01/10 (e)                                                    3,875       4,206,545

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT,
                       Series A, 6%, 11/15/18 (b)                                                           $ 2,000   $   2,042,580
                       El Paso County, Colorado, School District Number 49, Falcon, GO, Series A,
                       6%, 12/01/09 (d)(e)                                                                    5,450       6,025,520
                                                                                                                      -------------
                                                                                                                         18,224,973
-----------------------------------------------------------------------------------------------------------------------------------
District of            District of Columbia, Ballpark Revenue Bonds, Series B-1, 5%,
Columbia - 3.1%        2/01/31 (a)(h)                                                                        10,000       9,799,500
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.1%         Duval County, Florida, School Board, COP (Master Lease Program),
                       5%, 7/01/33 (d)                                                                        2,300       2,333,649
                       Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Adventist Health System), Series C, 5.25%, 11/15/36                                   3,600       3,511,512
                       Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                       Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32                  2,000       1,928,280
                       Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                       Improvement Program), 5%, 1/01/37 (a)                                                    820         821,189
                       Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                       5.125%, 1/01/32 (h)                                                                    4,200       4,279,086
                                                                                                                      -------------
                                                                                                                         12,873,716
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 7.3%         Atlanta, Georgia, Airport Revenue Refunding Bonds, DRIVERS, Series 2642Z,
                       7.676%, 1/01/13 (d)(j)                                                                     3           2,656
                       Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
                       11/01/34 (d)                                                                           2,900       2,941,760
                       Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/33 (a)       1,000       1,005,040
                       Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%, 11/01/39 (a)       4,250       4,261,135
                       Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/39 (d)                   2,300       2,369,828
                       Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25%, 1/01/35 (h)              2,500       2,560,075
                       Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                       Series EE, 7%, 1/01/25 (b)                                                             7,725       9,887,305
                                                                                                                      -------------
                                                                                                                         23,027,799
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 18.4%       Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                       Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/21 (a)                         9,100       9,279,725
                       Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                       Series B-2, 5.75%, 1/01/23 (d)                                                         5,670       5,854,672
                       Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                       Series B-2, 6%, 1/01/29 (g)                                                            2,500       2,558,725
                       Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%, 11/15/12 (b)(e)       2,460       2,725,877
                       Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                       5.341%, 6/15/30 (b)(c)                                                                20,120      18,395,112
                       Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                       5%, 6/15/32 (b)                                                                        4,500       4,521,960
                       Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                       Revenue Refunding Bonds (McCormick Place Expansion Project),
                       Series B, 5.75%, 6/15/23 (a)                                                           2,000       2,147,180

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Regional Transportation Authority, Illinois, Revenue Bonds, Series A,
                       7.20%, 11/01/20 (b)                                                                  $10,115   $  12,145,485
                                                                                                                      -------------
                                                                                                                         57,628,736
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.3%       Lafayette, Louisiana, Utilities Revenue Bonds, 5%, 11/01/28 (a)                        4,500       4,549,770
                       Louisiana Local Government Environmental Facilities and Community Development
                       Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program),
                       Series A, 6.30%, 7/01/30 (b)                                                           3,600       3,753,684
                       Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                       Bonds, Series B, 5%, 6/01/23 (b)                                                       2,035       1,990,637
                       Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5%,
                       5/01/36 (d)                                                                            2,650       2,695,448
                       Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75%, 5/01/39 (d)         4,075       4,010,004
                       Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                       Appreciation Bonds, Series B, 5.31%, 12/01/27 (b)(c)                                   3,735       1,258,956
                       Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                       AMT, 4.70%, 11/01/36 (b)                                                               3,650       3,210,285
                       Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                       Revenue Bonds (Terrebonne General Medical Center Project), 5.50%, 4/01/33 (b)          1,400       1,444,100
                                                                                                                      -------------
                                                                                                                         22,912,884
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -        Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
3.2%                   Senior Series A-2, 5.12%, 7/01/35 (c)                                                  2,600         595,504
                       Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%,
                       12/01/27 (d)                                                                           1,600       1,490,256
                       Massachusetts State Port Authority, Special Facilities Revenue Bonds,
                       PUTTERS, VRDN, AMT, Series 501Z, 2.68%, 7/01/09 (b)(j)                                 4,990       4,990,000
                       Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                       Series A, 5%, 8/15/30 (d)                                                              1,800       1,840,698
                       Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                       Series B, 5.125%, 8/01/27 (a)                                                            950         975,356
                                                                                                                      -------------
                                                                                                                          9,891,814
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.3%        Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B,
                       5%, 7/01/36 (a)(h)                                                                     3,600       3,602,160
                       Michigan Higher Education Student Loan Authority, Student Loan Revenue
                       Refunding Bonds, AMT, Series XVII-G, 5.20%, 9/01/20 (b)                                1,700       1,684,173
                       Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                       Edison Company Pollution Control Project), AMT, Series A, 5.50%, 6/01/30 (g)           1,300       1,298,284
                       Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                       Edison Company Pollution Control Project), AMT, Series C, 5.65%, 9/01/29 (g)           2,500       2,526,225
                       Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                       Edison Company Pollution Control Project), AMT, Series C, 5.45%, 12/15/32 (g)          4,300       4,248,013
                                                                                                                      -------------
                                                                                                                         13,358,855
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%       Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue
                       Bonds (Mortgage-Backed Securities Program), Series B, 5.15%, 12/01/38 (k)(l)         $ 3,041   $   2,968,421
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%     Walnut Grove, Mississippi, Correctional Authority, COP, 6%,
                       11/01/09 (b)(e)                                                                        2,400       2,578,032
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.6%        Washington County, Nebraska, Wastewater Facilities Revenue Bonds
                       (Cargill Inc. Project), AMT, 5.90%, 11/01/27                                           1,700       1,781,957
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.8%          Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                       Series A, 5.50%, 9/01/33 (f)                                                           3,100       3,082,981
                       Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                       5%, 7/01/30 (h)                                                                        1,500       1,478,160
                       Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                       5%, 7/01/36 (h)                                                                        3,200       3,128,832
                       Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A,
                       4.75%, 9/01/36 (h)                                                                     3,920       3,130,238
                       Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series D,
                       5.25%, 3/01/38 (h)                                                                     1,300       1,120,366
                                                                                                                      -------------
                                                                                                                         11,940,577
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -        New Hampshire Health and Education Facilities Authority Revenue Bonds
2.5%                   (Dartmouth-Hitchcock Obligation Group), 5.50%, 8/01/27 (d)                             7,390       7,819,063
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.5%      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31                              700         658,140
                       New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                            1,165       1,114,893
                       New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                       5%, 7/01/29 (a)                                                                        2,600       2,624,544
                       New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
                       7/01/31 (a)                                                                            9,325       9,581,251
                       New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
                       7/01/33 (a)                                                                            5,200       5,334,472
                       New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%,
                       3/01/28                                                                                3,960       4,075,830
                                                                                                                      -------------
                                                                                                                         23,389,130
-----------------------------------------------------------------------------------------------------------------------------------
New York - 2.0%        Erie County, New York, IDA, School Facility Revenue Bonds
                       (City of Buffalo Project), Series A, 5.75%, 5/01/28 (d)                                1,500       1,644,525
                       Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                       Series A, 5%, 11/15/32 (h)                                                             2,250       2,252,092
                       Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                       5.25%, 6/01/22 (b)                                                                     2,400       2,469,936
                                                                                                                      -------------
                                                                                                                          6,366,553
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.9%    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                       5.25%, 10/01/32                                                                        1,500       1,444,020
                       Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                       Bonds, Series B, 5.50%, 10/01/11 (d)(e)                                                4,000       4,391,600
                                                                                                                      -------------
                                                                                                                          5,835,620
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.7%    Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                       Series A, 6.25%, 12/15/10 (d)(e)                                                       4,345       4,791,405
                       Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                       Series B, 6.50%, 7/01/10 (e)(h)                                                        3,355       3,674,295
                                                                                                                      -------------
                                                                                                                          8,465,700
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina         Berkeley County, South Carolina, School District, Installment Lease Revenue
- 1.9%                 Bonds (Securing Assets for Education Project), 5.125%, 12/01/30                      $ 3,800   $   3,792,248
                       Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                       Revenue Refunding Bonds, 5%, 12/01/29 (m)                                              2,365       2,286,104
                                                                                                                      -------------
                                                                                                                          6,078,352
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.1%       Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                       Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A,
                       5.04%, 1/01/38 (c)                                                                     6,000         974,760
                       Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A,
                       5.25%, 9/01/26                                                                         2,610       2,517,502
                                                                                                                      -------------
                                                                                                                          3,492,262
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.1%          Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                       Series B, 6%, 11/01/23 (a)                                                               600         606,246
                       Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                       5.50%, 11/01/33 (a)                                                                   14,500      14,506,815
                       Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                       (School Building), 5.58%, 8/15/35 (c)                                                 10,000       2,237,700
                       Lewisville, Texas, Independent School District, Capital Appreciation and
                       School Building, GO, Refunding, 4.67%, 8/15/24 (c)(h)                                  4,475       1,833,363
                       Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central
                       Power and Light Company Project), AMT, 5.20%, 5/01/30 (a)                              2,500       2,420,450
                       North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                       5.125%, 12/15/35 (a)                                                                   5,820       5,860,274
                       North Texas Tollway Authority, System Revenue Refunding Bonds, 5.75%, 1/01/40 (a)      1,600       1,688,480
                       North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
                       Series A, 6%, 1/01/25                                                                    625         672,406
                       Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                       (Professional Educators Home Loan Program), AMT, Series A-1, 5.50%, 12/01/39 (k)(l)    1,587       1,532,650
                       Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                       First Tier, Series A, 5.50%, 8/15/39 (b)                                               6,250       6,404,750
                                                                                                                      -------------
                                                                                                                         37,763,134
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.6%            Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%,
                       6/15/36 (d)                                                                            5,000       5,139,800
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.9%         Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.85%,
                       11/01/32 (d)                                                                           3,100       2,834,454
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.8%        Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                       Series A, 6.10%, 2/01/10 (b)                                                          10,000      10,380,900
                       Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                       (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (b)                  2,300       2,329,992
                       Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                       Sub-Series H-1, 5.35%, 7/01/31 (a)                                                     2,300       2,320,608
                                                                                                                      -------------
                                                                                                                         15,031,500
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.4%      Central Puget Sound Regional Transportation Authority, Washington, Sales and
                       Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (d)                                      4,000       4,106,560
                       Port of Tacoma, Washington, GO, AMT, Series B, 4.875%, 12/01/38 (n)                    1,290       1,226,093

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                  Municipal Bonds                                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Snohomish County, Washington, Public Utility District Number 001, Electric
                       Revenue Refunding Bonds, 5.375%, 12/01/09 (d)(e)                                     $ 2,000   $   2,114,680
                                                                                                                      -------------
                                                                                                                          7,447,333
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.8%       Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                       (Ascension Health), 5%, 11/15/31 (d)                                                   2,575       2,592,742
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds
                       (Cost - $425,713,975) - 136.7%                                                                   428,488,524
-----------------------------------------------------------------------------------------------------------------------------------

                       Municipal Bonds Transferred to Tender
                       Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.9%         Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Miami International
                       Airport, Airport and Marina Imports, 5%, 10/01/2040 (g)(n)                             9,900       8,954,923
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.7%         Atlanta, Georgia, Airport Revenue Bonds, Airport and Marina Imports,
                       Series B, 5.25%, 1/01/33 (d)                                                          17,355      17,897,344
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts          Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT,
- 7.6%                 Series F, 5.25%, 1/01/46 (d)                                                           5,600       5,259,968
                       Massachusetts State Port Authority, Special Facilities Revenue Bonds
                       (Delta Air Lines Inc. Project), AMT, Series A, 5.50%, 1/01/16 (b)                      3,100       2,994,987
                       Massachusetts State Port Authority, Special Facilities Revenue Bonds
                       (Delta Air Lines Inc. Project), AMT, Series A, 5.50%, 1/01/18 (b)                      4,000       3,864,500
                       Massachusetts State Port Authority, Special Facilities Revenue Bonds
                       (Delta Air Lines Inc. Project), AMT, Series A, 5.50%, 1/01/19 (b)                      2,870       2,772,779
                       Massachusetts State School Building Authority, Dedicated Sales Tax
                       Revenue Bonds, Series A, 5%, 8/15/30 (d)                                               8,800       8,998,968
                                                                                                                      -------------
                                                                                                                         23,891,202
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.7%      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24 (n)                       15,250      15,690,267
                       New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (n)                        5,000       5,178,150
                                                                                                                      -------------
                                                                                                                         20,868,417
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina         Charleston Educational Excellence Financing Corporation, South Carolina,
- 5.3%                 Revenue Bonds (Charleston County School District), 5.25% 12/01/28 (n)                  3,120       3,240,401
                       Charleston Educational Excellence Financing Corporation, South Carolina,
                       Revenue Bonds (Charleston County School District), 5.25% 12/01/29 (n)                  2,765       2,868,134
                       Charleston Educational Excellence Financing Corporation, South Carolina,
                       Revenue Bonds (Charleston County School District), 5.25% 12/01/30 (n)                  1,010       1,045,714
                       Pickens County South Carolina, Scago Educational Facility Revenue Bonds,
                       Federal and State Tax-exempt, 5% 12/01/31 (d)                                          9,200       9,321,348
                                                                                                                      -------------
                                                                                                                         16,475,597
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 3.5%           Travis County, Texas, Health Facilities Development Corporation,
                       Revenue Refunding Bonds (Ascension Health Credit), Series A, 5.875%,
                       11/15/09 (b)(e)                                                                       10,400      11,056,344
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds Transferred to Tender
                       Option Bond Trusts (Cost - $101,949,400) - 31.7%                                                  99,143,827
-----------------------------------------------------------------------------------------------------------------------------------

                       Short-Term Securities                                                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
                       Merrill Lynch Institutional Tax-Exempt Fund, 3.03% (p)(q)                         25,500,000      25,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Short-Term Securities
                       (Cost - $25,500,000) - 8.1%                                                                       25,500,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $553,163,375*) - 176.5%                                              $ 553,132,351

                       Liability for Trust Certificates, Including Interest Expense Payable - (15.7%)                   (49,356,738)

                       Preferred Stock, at Redemption Value - (59.7%)                                                  (187,081,233)

                       Liabilities in Excess of Other Assets - (1.1%)                                                    (3,326,119)
                                                                                                                      -------------
                       Net Assets Applicable to Common Stock - 100.0%                                                 $ 313,368,261
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 503,294,834
                                                                  =============
      Gross unrealized appreciation                               $  10,601,948
      Gross unrealized depreciation                                  (9,800,530)
                                                                  -------------
      Net unrealized appreciation                                 $     801,418
                                                                  =============

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c) Represent a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(d)   FSA Insured.
(e) U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.
(f)   Radian Insured.
(g)   XL Capital Insured.
(h)   FGIC Insured.
(i)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(j) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k)   FHLMC Collateralized.
(l)   FNMA/GNMA Collateralized.
(m)   CIFG Insured.
(n)   Assured Guaranty Insured.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.
(p)   Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        21,281,229     $ 55,445
      --------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)

o Forward interest rate swaps outstanding as of April 30, 2008 were as follows:

                                                                              Notional
                                                                               Amount       Unrealized
                                                                               (000)       Depreciation
      -------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.60% and receive a floating rate based on
      1-week (SIMFA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires June 2023                                                       $ 12,500     $ (117,975)

      Pay a fixed rate of 3.734% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires May 2028                                                          10,000       (130,380)

      Pay a fixed rate of 3.958% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires May 2028                                                          12,750       (531,752)

      Pay a fixed rate of 3.689% and receive a floating rate based on 1-week (SIMFA) Municipal Swap Index rate

      Broker, Citibank NA
      Expires June 2028                                                          7,500        (42,420)
      -------------------------------------------------------------------------------------------------
      Total                                                                                $ (822,527)
                                                                                           ==========

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)

o Effective February 1, 2008, the BlackRock MuniEnhanced Fund, Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various updates are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of April 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                           Investments in         Other Financial
      Inputs                                Securities             Instruments*
      --------------------------------------------------------------------------
      Level 1                                        --                   --
      Level 2                             $ 553,132,351           $ (822,527)
      Level 3                                        --                   --
      --------------------------------------------------------------------------
      Total                               $ 553,132,351           $ (822,527)
      ==========================================================================

      * Other financial instruments are derivative instruments such as swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniEnhanced Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: June 23, 2008